                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [  ]     is a restatement.
                                       [   ]   adds new holdings
                                               entries.

Institutional Investment Manager Filing this Report:

Name:    Fort Hill Capital LLC
Address: 2 Jericho Plaza
         Jericho, NY 11753


Form 13F File Number: 28-5535

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Allen Jebsen
Title:   Managing Member
Phone:   (516) 719-8686

Signature, Place, and Date of Signing:

         /s/Allen Jebsen         Jericho, New York     11/14/01
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)













































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     38

Form 13F Information Table Value Total:     $122,948
                                            [thousands]


List of Other Included Managers:  None







































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

                                                   FORM 13F INFORMATION TABLE

   COLUMN 1        COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6     COLUMN 7         COLUMN 8
   ---------       --------      --------   --------      --------         ---------    --------         --------
                                                                                                  VOTING AUTHORITY (SHARES)

                                             VALUE    SHRS OR   SH/ PUT/   INVESTMENT     OTHER     SOLE    SHARED     NONE
NAME OF ISSUER    TITLE OF CLASS  CUSIP     (X$1000)  PRN  AMT  PRN CALL   DISCRETION     MGR.       (A)      (B)       (C)
--------------    --------------  ------  ----------- --------  --------   ---------      ------    ------  -------   ------
Abbott Labs. (ABT)    Common    002824100      9,070    174,928   SH        SOLE         NONE        51.85
Allianz A.G. Regd.
  NPV (ALLZF)         Reg.      DE0008404005     317      1,400   SH        SOLE         NONE       226.77
American Standard
  (ASD)               Common    029712106      1,375     25,000   SH        SOLE         NONE           55
Amvescap PLC          ORD       GB0001282697     136     12,699   SH        SOLE         NONE        10.72
Apple Computer Inc.
  (APPL)              Common    037833100      1,598    103,000   SH        SOLE         NONE        15.51
AT&T Corp. (T)        Common    001957109      1,106     52,100   SH        SOLE         NONE         19.3
Charles Schwab Corp.
  (SCH)               Common    808513105     18,679  1,624,285   SH        SOLE         NONE         11.5
Cisco Corp. (CSCO)    Common    17275R102        883     72,554   SH        SOLE         NONE        12.17
Citigroup Inc. (C)    Common    172967101     11,069    273,301   SH        SOLE         NONE         40.5
CMGI Inc. (CMGI)      Common    125750109         40     40,000   SH        SOLE         NONE            1
DaimlerChrysler AG
  (DCX)               Common    DE0007100000   5,161    172,148   SH        SOLE         NONE        29.98
Deutsche Bank ADR
  (DTBKY)             ADR       251525309        258      4,725   SH        SOLE         NONE        54.51
Deutsche Bank Ord
  (DBKNF)             ORD       DE0005140008   5,936    108,943   SH        SOLE         NONE        54.49
Doubleclick, Inc.
  (DCLK)              Common    258609304        428     75,000   SH        SOLE         NONE          5.7
Estee Lauder Cos.
  Inc. CL A           Class A   518439104      1,160     35,000   SH        SOLE         NONE        33.15
Gillette Co. (G)      Common    375766102      3,299    110,700   SH        SOLE         NONE         29.8
Goldman Sachs Group,
  Inc.                Common    38141G104     20,216    283,341   SH        SOLE         NONE        71.35
Intel Corp. (INTC)    Common    458140100      1,071     52,400   SH        SOLE         NONE        20.44
Intl. Business Machs
  Corp. (IBM)         Common    459200100        707      7,708   SH        SOLE         NONE        91.72
Lilly, Eli & Co.
  (LLY)               Common    532457108      2,850     35,319   SH        SOLE         NONE         80.7
Loewen Group          Common    54042L-10-0        1     15,000   SH        SOLE         NONE         0.07
Lucent Technologies
  Inc. (LU)           Common    549463107      1,512    263,833   SH        SOLE         NONE         5.73
Merck  Co. Inc. (MRK) Common    589331107      2,158     32,400   SH        SOLE         NONE         66.6
Merrill Lynch & Co.
  Inc. (MER)          Common    590188108      3,525     86,830   SH        SOLE         NONE         40.6


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Morgan Stnly Dean
  Witter (MWD)        Common    617446448        594     12,811   SH        SOLE         NONE        46.35
Motorola Inc. (MOT)   Common    620076109      3,692    236,650   SH        SOLE         NONE         15.6
Multex.Com            Common    625367107         21     10,000   SH        SOLE         NONE         2.07
Netro (NTRO)          Common    64114R109         81     30,000   SH        SOLE         NONE          2.7
Nokia Corp. Spon Adr
   (NOK)              ADR       654902204        163     10,400   SH        SOLE         NONE        15.65
Openwave Sys Inc.
  (OPWV)              Common    683718100        165     12,941   SH        SOLE         NONE        12.75
Pfizer (PFE)          Common    717081103      1,227     30,601   SH        SOLE         NONE         40.1
Philip Morris Cos.
  Inc. (MO)           Common    718154107      2,463     51,000   SH        SOLE         NONE        48.29
RCN Corp. (RCNC)      Common    749361101      4,952  1,547,500   SH        SOLE         NONE          3.2
Sony Corp. (SNE)      ADR       835699307      3,311     99,732   SH        SOLE         NONE         33.2
Steinway Musical
  Instruments (LVB)   Common    858495104      9,007    621,580   SH        SOLE         NONE        14.49
Sun Microsystems
  Inc. (SUNW)         Common    866810104        256     31,000   SH        SOLE         NONE         8.27
Texas Instruments
  Inc. (TXN)          Common    882508104      2,496     99,900   SH        SOLE         NONE        24.98
Viacom Inc. (VIA/B)   Class B   925524308      1,965     37,975   SH        SOLE         NONE        51.75
                                             122,948






























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